Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 1,954,949	$ 3,791,162	$ 1,795,375
Unrealized Gains On Securities:
Unrealized Holding Gains (Losses) On Securities Available For Sale, Net Of Taxes Of $4,286,481 and $909,507 At December 31, 2013 And 2012, Respectively; and $2,649,001 At March 31, 2012	1,483,932	(7,002,827)	4,322,055
Reclassification Adjustment For Gains Included In Net Income, Net Of Taxes Of $503,813 And $359,281 At December 31, 2013 And 2012, Respectively; And $874,097 At March 31, 2012	(586,195)	(822,010)	(1,426,157)
Other Comprehensive Income (Loss)	897,737	(6,958,904)	2,895,898
Comprehensive Income (Loss)	$ 2,852,686	$ (3,167,742)	$ 4,691,273